Collection Period Ended
Mercedes-Benz Auto Lease Trust 2019-B
Investor Report
30-Nov-2019

Amounts in USD
Dates
Collection Period No.

Collection Period (from... to)
1-Oct-2019
30-Nov-2019

Determination Date
12-Dec-2019
Record Date
13-Dec-2019
Payment Date
16-Dec-2019
Note
Interest Period of the Class A-1 Notes (from... to)
20-Nov-2019
16-Dec-2019
Actual/360 Days

Interest Period of the Class A-2, A-3 and A-4 Notes (from... 12/15/201 20-Nov-2019
15-Dec-2019
30/360 Days
Balance
Balance
Payment
Face Amount
Summary
Initial
Beginning
Ending
Principal
Principal per $1000
Factor
Class A-1 Notes
200,000,000.00
200,000,000.00
132,682,051.23
67,317,948.77
336.589744
0.663410
Balance
1.000000
Class A-2 Notes
530,000,000.00
530,000,000.00
530,000,000.00
0.00
0.000000
109,960,000.00
0.00
0.000000
1.000000
Class A-3 Notes
440,000,000.00
440,000,000.00
440,000,000.00
0.00
0.000000
1.000000
Total Note Balance
1,279,960,000.00
1,279,960,000.00
1,212,642,051.23
67,317,948.77
Class A-4 Notes
109,960,000.00
109,960,000.00
Overcollateralization
208,393,333.59
208,393,333.59
224,599,371.32
Total Securitization Value
1,488,353,333.59
1,488,353,333.59
1,437,241,422.55
present value of lease payments
612,169,560.17
612,169,560.17
559,143,093.33
present value of Base Residual Value
876,183,773.42
876,183,773.42
878,098,329.22
Amount
Percentage
Initial Overcollateralization Amount
208,393,333.59
14.00%
Target Overcollateralization Amount
226,973,883.37
15.25%
Current Overcollateralization Amount
224,599,371.32
15.09%
Interest per
Interest & Principal
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
Payment
per $1000 Face Amount
Class A-1 Notes
0.000000%
0.00
0.000000
67,317,948.77
336.589744
Class A-2 Notes
2.010000%
739,791.67
1.395833
739,791.67
1.395833
Class A-3 Notes
2.000000%
611,111.11
1.388889
611,111.11
1.388889
Class A-4 Notes
2.050000%
156,540.28
1.423611
156,540.28
1.423611
Total
1,507,443.06
$68,825,391.83

Collection Period Ended
Mercedes-Benz Auto Lease Trust 2019-B
Investor Report
30-Nov-2019
Exchange Note Balance
Initial
Balance
Beginning
Balance
Ending
Balance
1,413,935,666.91
1,413,935,666.91
1,362,823,755.87
Available 2019-B Collections
Distribution on the Exchange Note
Lease Payments Received
55,487,416.30
(1) Total Servicing Fee
2,480,588.89
Net Sales Proceeds-early terminations (incl Defaulted Leases)
14,802,752.26
Nonrecoverable Advances to the Servicer
0.00
Net Sales Proceeds-scheduled terminations
814,361.97
(2) Exchange Note Interest Distributable Amount
Excess wear and tear included in Net Sales Proceeds
9,102.26
(2.06%)
2,022,713.52
(3) Exchange Note Principal Distributable Amount
66,802,678.31
Excess mileage included in Net Sales Proceeds
52,384.32
(4) Any amounts by which the sum payable pursuant to Section 8.03(a)(i)
through (vii) of the Indenture (or, if applicable, pursuant to Section
5.04(b)(i)through (vii) of the Indenture) exceed the sum of the Exchange
Note Interest Distributable Amount and the Exchange Note Principal
Distributable Amount
0.00
Subtotal
71,104,530.53
Repurchase Payments
168,394.20
Advances made by the Servicer
0.00
Investment Earnings
33,055.99
Total Available Collections
71,305,980.72
(5) Remaining Funds Payable
0.00
Total Distribution
71,305,980.72
Available Funds ABS Notes
Distributions ABS Notes
Total Exchange Note Payments
68,825,391.83
(1) Total Trustee Fees and any Asset Representations Reviewer fees
(max. $250,000 p.a.)
0.00
Reserve Account Draw Amount
0.00
Total Available Funds
68,825,391.83
(2) Interest Distributable Amount Class A Notes
1,507,443.06
(3) Priority Principal Distribution Amount
0.00
(4) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
(5) Regular Principal Distribution Amount
67,317,948.77
(6) Additional Servicing Fee and Transition Costs
0.00
(7) Total Trustee Fees and any Asset Representations Reviewer fees [not previously paid under (1)]
0.00
(8) Excess Collections to Certificateholders
0.00
Total Distribution
68,825,391.83
Page
2 of 6
Amounts in USD

Collection Period Ended
Mercedes-Benz Auto Lease Trust 2019-B
Investor Report
30-Nov-2019
Distribution Detail
Amount Due
Amount Paid
Shortfall
Total Servicing Fee
2,480,588.89
2,480,588.89
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
1,507,443.06
1,507,443.06
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
739,791.67
739,791.67
0.00
thereof on Class A-3 Notes
611,111.11
611,111.11
0.00
thereof on Class A-4 Notes
156,540.28
156,540.28
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
1,507,443.06
1,507,443.06
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
67,317,948.77
67,317,948.77
0.00
Principal Distribution Amount
67,317,948.77
67,317,948.77
0.00
Page
3 of 6
Amounts in USD

Collection Period Ended
Mercedes-Benz Auto Lease Trust 2019-B
Investor Report
30-Nov-2019
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
3,720,883.33
Reserve Fund Amount - Beginning Balance
3,720,883.33
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
1,794.18
minus Net Investment Earnings
1,794.18
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
3,720,883.33
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
1,794.18
Net Investment Earnings on the Exchange Note
Collection Account
31,261.81
Investment Earnings for the Collection Period
33,055.99
Notice to Investors
The fair value of the Notes and the Certificates on the Closing Date is summarized as follows:
Class A-1 Notes $199M (12.9%), Class A-2 Notes $530M (34.3%), Class A-3 Notes $440M (28.5%), Class A-4 Notes $110M (7.1%), Certificates $265M (17.2%), Total $1,544M
(100.0%). The Depositor must retain a percentage interest in the Certificates with a fair value of at least 5% of the aggregate fair value of the Notes and Certificates, or $77,211,755.90, according to Regulation RR.
Page
4 of 6
Amounts in USD

Collection Period Ended
Mercedes-Benz Auto Lease Trust 2019-B
Investor Report
30-Nov-2019
Pool Statistics
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
1,488,353,333.59
34,342
Securitization Value beginning of Collection Period
1,488,353,333.59
34,342
Principal portion of lease payments
37,134,458.06
Terminations- Early
12,135,793.85
Terminations- Scheduled
0.00
Repurchase Payment (excluding interest)
168,394.20
Gross Losses
1,673,264.93
Securitization Value end of Collection Period
1,437,241,422.55
34,025
Pool Factor
96.57%
As of Cutoff Date
Current
Weighted Average Securitization Rate
7.71%
7.71%
Weighted Average Remaining Term (months)
24.66
23.75
Weighted Average Seasoning (months)
13.74
14.64
Aggregate Base Residual Value
1,019,238,943.26
1,009,037,480.41
Cumulative Turn-in Ratio
78.57%
Proportion of base prepayment assumption realized life to date
132.37%
Actual lifetime prepayment speed
0.46%
Delinquency Profile
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
1,435,133,487.34
33,986
99.85%
31-60 Days Delinquent
1,539,540.60

0.11%
61-90 Days Delinquent
568,394.61
7
0.04%
91-120 Days Delinquent
0.00
0
0.00%
Total
1,437,241,422.55
34,025
100.00%
Delinquency Trigger
4.747%
60+ Delinquency Leases to EOP Aggregate Securitization Value
0.040%
Delinquency Trigger occurred
No
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Page
5 of 6
Amounts in USD

Collection Period Ended
Mercedes-Benz Auto Lease Trust 2019-B
Investor Report
30-Nov-2019
Loss Statistics
Current
Cumulative
Credit Loss
Amount
Number of Leases
Amount
Number of Leases
Securitization Value of Defaulted Leases, Beg of Collection Period
1,500,178.50
35
1,500,178.50

Liquidation Proceeds
1,550,135.74
1,550,135.74
Recoveries
.00
.00
Principal Net Credit Loss / (Gain)
(49,957.24)
(49,957.24)
Net Credit Loss / (Gain) as % of Average Securitization Value (annualized):
Current Collection Period
(0.020)%
Prior Collection Period
NA
Second Prior Collection Period
NA
Third Prior Collection Period
NA
Four Month Average
(0.020)%
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization Value
(0.003)%
Average Net Credit Loss / (Gain)
(1,427.35)
Current
Cumulative
Residual Loss
Amount
Number of Leases
Amount
Number of Leases
Securitization Value of Liquidated Leases, Beg of Collection Period
12,308,880.28
280
12,308,880.28

Sales Proceeds and Other Payments Received
13,335,573.13
13,335,573.13
Residual Loss / (Gain)
(1,026,692.85)
(1,026,692.85)
Residual Loss / (Gain) as % of Average Securitization Value (annualized):
Current Collection Period
(0.421)%
Prior Collection Period
NA
Second Prior Collection Period
NA
Third Prior Collection Period
NA
Four Month Average
(0.421)%
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization Value
(0.069)%
Average Residual Loss / (Gain)
(3,666.76)
Page
6 of 6
Amounts in USD